Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the Pay Versus Performance Table (set forth below) is required to include “compensation actually paid” (“
CAP
”), as calculated per SEC disclosure rules, to the Company’s principal executive officer (“
PEO
”) and the Company’s
non-PEO
NEOs, as noted below. “Compensation actually paid” represents a required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the NEO’s realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the CD&A. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to RSUs, which remain subject to forfeiture if the vesting conditions are not satisfied.

					Value of Initial Fixed $100 Investment Based on: (4)
Fiscal Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)	Net Income (Loss) ($)	Revenue ($) (6)

2026	9,089,558	3,606,455	5,472,440	560,588	29.78	124.02	9,703,000	594,781,000

2025	8,499,099	8,939,064	2,348,516	1,301,661	47.43	146.33	(33,049,000)	540,657,000

2024	7,833,548	10,271,359	3,066,807	4,330,316	43.91	135.07	(43,526,000)	476,543,000

2023	8,059,437	1,794,534	3,890,638	(740,777)	39.89	89.62	(101,844,000)	408,315,000

2022	7,817,083	1,340,189	2,795,464	(4,053,065)	63.92	110.79	(50,121,000)	273,865,000

(1)
Mr. Desmond served as the PEO for the entirety of fiscal 2026. Mr. Naudé served as the PEO for the entirety of fiscal 2025, 2024, 2023 and 2022 and our other NEOs for the applicable years were as follows:

•	2026: Pierre Naudé; Greg Orenstein; and April Rieger.

•	2025: Greg Orenstein; Sean Desmond; April Rieger; and Josh Glover.

•	2024: Greg Orenstein; Sean Desmond; Josh Glover; and Matthew Hansen.

•	2023: Josh Glover; David Rudow; Greg Orenstein; April Rieger; and Matthew Hansen.

•	2022: Josh Glover; David Rudow; Greg Orenstein; and Sean Desmond.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs reported for the applicable year other than the PEO for such years.

(3)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for the PEO and for the average of the other NEOs is set forth following the footnotes to this table.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on January 31, 2021. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)	The TSR Peer Group consists of the component companies of the S&P 1500 Application Software Index.
(6)
The Compensation Committee determined that revenue is a core measure of the Company’s performance and stockholder value creation. Revenue indirectly impacts the compensation of our NEOs because it is reflected in both the Total Gross Annual Contract Value and
Non-GAAP
Rule of 40 metrics included in the fiscal 2026 annual cash bonus program.

CAP Adjustments

Fiscal Year	Summary Compensation Table Total ($) (1)	Minus Grant Date Fair Value of Stock Awards Granted in the Current Fiscal Year ($) (2)	Plus (Minus) Fair Value at Fiscal Year-end of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Plus (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (4)	Plus (Minus) Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (5)	Plus (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($) (6)	Minus Fair Value as of Prior Fiscal Year-end of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (7)	Compensation Actually Paid ($)

Sean Desmond

2026	9,089,558	(8,083,356)	6,131,229	(4,247,466)	1,190,678	(474,188)	—	3,606,455

Pierre Naudé

2025	8,499,099	(7,470,940)	7,187,741	793,565	—	(70,401)	—	8,939,064

2024	7,833,548	(6,934,897)	8,910,634	566,116	—	(104,042)	—	10,271,359

2023	8,059,437	(7,158,830)	4,368,307	(2,826,186)	—	(648,194)	—	1,794,534

2022	7,817,083	(6,874,000)	4,583,000	(3,778,054)	—	(407,840)	—	1,340,189

Other NEOs (Average) (8)

2026	5,472,440	(4,853,092)	2,517,293	(2,316,447)	488,837	(748,443)	—	560,588

2025	2,348,516	(1,889,900)	1,767,160	369,934	—	(38,965)	(1,255,084)	1,301,661

2024	3,066,807	(2,501,505)	3,214,179	520,201	—	30,634	—	4,330,316

2023	3,890,638	(3,317,732)	1,657,027	(1,962,871)	88,923	(412,548)	(684,214)	(740,777)

2022	2,795,464	(2,258,633)	1,467,614	(5,905,740)	—	(151,770)	—	(4,053,065)

(1)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(5)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)	See footnote 1 above for the NEOs included in the average for each year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Mr. Desmond served as the PEO for the entirety of fiscal 2026. Mr. Naudé served as the PEO for the entirety of fiscal 2025, 2024, 2023 and 2022 and our other NEOs for the applicable years were as follows:

•	2026: Pierre Naudé; Greg Orenstein; and April Rieger.

•	2025: Greg Orenstein; Sean Desmond; April Rieger; and Josh Glover.

•	2024: Greg Orenstein; Sean Desmond; Josh Glover; and Matthew Hansen.

•	2023: Josh Glover; David Rudow; Greg Orenstein; April Rieger; and Matthew Hansen.

•	2022: Josh Glover; David Rudow; Greg Orenstein; and Sean Desmond.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the component companies of the S&P 1500 Application Software Index.
PEO Total Compensation Amount	$ 9,089,558	$ 8,499,099	$ 7,833,548	$ 8,059,437	$ 7,817,083
PEO Actually Paid Compensation Amount	$ 3,606,455	8,939,064	10,271,359	1,794,534	1,340,189
Adjustment To PEO Compensation, Footnote
CAP Adjustments

Fiscal Year	Summary Compensation Table Total ($) (1)	Minus Grant Date Fair Value of Stock Awards Granted in the Current Fiscal Year ($) (2)	Plus (Minus) Fair Value at Fiscal Year-end of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Plus (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (4)	Plus (Minus) Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (5)	Plus (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($) (6)	Minus Fair Value as of Prior Fiscal Year-end of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (7)	Compensation Actually Paid ($)

Sean Desmond

2026	9,089,558	(8,083,356)	6,131,229	(4,247,466)	1,190,678	(474,188)	—	3,606,455

Pierre Naudé

2025	8,499,099	(7,470,940)	7,187,741	793,565	—	(70,401)	—	8,939,064

2024	7,833,548	(6,934,897)	8,910,634	566,116	—	(104,042)	—	10,271,359

2023	8,059,437	(7,158,830)	4,368,307	(2,826,186)	—	(648,194)	—	1,794,534

2022	7,817,083	(6,874,000)	4,583,000	(3,778,054)	—	(407,840)	—	1,340,189

Other NEOs (Average) (8)

2026	5,472,440	(4,853,092)	2,517,293	(2,316,447)	488,837	(748,443)	—	560,588

2025	2,348,516	(1,889,900)	1,767,160	369,934	—	(38,965)	(1,255,084)	1,301,661

2024	3,066,807	(2,501,505)	3,214,179	520,201	—	30,634	—	4,330,316

2023	3,890,638	(3,317,732)	1,657,027	(1,962,871)	88,923	(412,548)	(684,214)	(740,777)

2022	2,795,464	(2,258,633)	1,467,614	(5,905,740)	—	(151,770)	—	(4,053,065)

(1)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(5)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 5,472,440	2,348,516	3,066,807	3,890,638	2,795,464
Non-PEO NEO Average Compensation Actually Paid Amount	$ 560,588	1,301,661	4,330,316	(740,777)	(4,053,065)
Adjustment to Non-PEO NEO Compensation Footnote
CAP Adjustments

Fiscal Year	Summary Compensation Table Total ($) (1)	Minus Grant Date Fair Value of Stock Awards Granted in the Current Fiscal Year ($) (2)	Plus (Minus) Fair Value at Fiscal Year-end of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Plus (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (4)	Plus (Minus) Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (5)	Plus (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($) (6)	Minus Fair Value as of Prior Fiscal Year-end of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (7)	Compensation Actually Paid ($)

Sean Desmond

2026	9,089,558	(8,083,356)	6,131,229	(4,247,466)	1,190,678	(474,188)	—	3,606,455

Pierre Naudé

2025	8,499,099	(7,470,940)	7,187,741	793,565	—	(70,401)	—	8,939,064

2024	7,833,548	(6,934,897)	8,910,634	566,116	—	(104,042)	—	10,271,359

2023	8,059,437	(7,158,830)	4,368,307	(2,826,186)	—	(648,194)	—	1,794,534

2022	7,817,083	(6,874,000)	4,583,000	(3,778,054)	—	(407,840)	—	1,340,189

Other NEOs (Average) (8)

2026	5,472,440	(4,853,092)	2,517,293	(2,316,447)	488,837	(748,443)	—	560,588

2025	2,348,516	(1,889,900)	1,767,160	369,934	—	(38,965)	(1,255,084)	1,301,661

2024	3,066,807	(2,501,505)	3,214,179	520,201	—	30,634	—	4,330,316

2023	3,890,638	(3,317,732)	1,657,027	(1,962,871)	88,923	(412,548)	(684,214)	(740,777)

2022	2,795,464	(2,258,633)	1,467,614	(5,905,740)	—	(151,770)	—	(4,053,065)

(1)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(5)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
•
Relationship Between CAP to the PEO and Average Other NEOs and the Company’s TSR: Given the leverage of our executive compensation program towards equity-based awards, fluctuations in CAP for our PEO and other NEOs is most directly impacted by our stock price performance. Commensurate with our decline in TSR, calculated assuming a $100 investment in our common stock on January 31, 2021, from $63.92 as of January 31, 2022 to $29.78 as of January 31, 2026, our fiscal 2022 CAP for our PEO and other NEOs was $1,340,189 and ($4,053,065), respectively, increasing to fiscal 2026 CAP for our PEO and other NEOs of $3,606,455 and $560,588, respectively.

Compensation Actually Paid vs. Net Income
•
Relationship Between CAP to the PEO and Average Other NEOs and the Company’s Net Income (Loss) and Revenue: Net income (loss) is not a component of our fiscal 2026 executive compensation program. Instead, the Company uses a variety of performance metrics to measure performance under its annual cash bonus program, with the fiscal 2026 program based on Total Gross Annual Contract Value and
Non-GAAP
Rule of 40, as described further in the CD&A. As a result, our CAP for our NEOs is less impacted by fluctuations in our net income as compared to our performance with respect to our annual cash bonus program metrics as well as our stock price performance. The Company had a fiscal 2026 net income of $9,703,000, increasing from a fiscal 2022 net loss of $50,121,000, and the Company’ revenues were $273,865,000 for fiscal 2022 increasing to $594,781,000 for fiscal 2026. Our fiscal 2022 CAP for our PEO and other NEOs was $1,340,189 and ($4,053,065), respectively, increasing to fiscal 2026 CAP for our PEO and other NEOs of $3,606,455 and $560,588, respectively.

Compensation Actually Paid vs. Company Selected Measure
•
Relationship Between CAP to the PEO and Average Other NEOs and the Company’s Net Income (Loss) and Revenue: Net income (loss) is not a component of our fiscal 2026 executive compensation program. Instead, the Company uses a variety of performance metrics to measure performance under its annual cash bonus program, with the fiscal 2026 program based on Total Gross Annual Contract Value and
Non-GAAP
Rule of 40, as described further in the CD&A. As a result, our CAP for our NEOs is less impacted by fluctuations in our net income as compared to our performance with respect to our annual cash bonus program metrics as well as our stock price performance. The Company had a fiscal 2026 net income of $9,703,000, increasing from a fiscal 2022 net loss of $50,121,000, and the Company’ revenues were $273,865,000 for fiscal 2022 increasing to $594,781,000 for fiscal 2026. Our fiscal 2022 CAP for our PEO and other NEOs was $1,340,189 and ($4,053,065), respectively, increasing to fiscal 2026 CAP for our PEO and other NEOs of $3,606,455 and $560,588, respectively.

Total Shareholder Return Vs Peer Group
•
Relationship Between Company TSR and Peer Group TSR: The TSR of the S&P 1500 Application Software Index has outperformed
t
he Company since January 31, 2021. Assuming a $100 investment in our common stock on January 31, 2021, our TSR declined from $63.92 as of January 31, 2022 to $29.78 as of January 31, 2026, while the TSR of the S&P 1500 Application Software Index increased
from $110.79 as of January 31, 2022 to $124.02 as of January 31, 2026.

Tabular List, Table
Performance Measures Used to Link Company Performance and CAP to the NEOs
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for fiscal 2026. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program, including our annual cash bonus program.

•	Revenue

•	Total Gross Annual Contract Value

•	Non-GAAP Rule of 40

•	Stock Price

Total Shareholder Return Amount	$ 29.78	47.43	43.91	39.89	63.92
Peer Group Total Shareholder Return Amount	124.02	146.33	135.07	89.62	110.79
Net Income (Loss)	$ 9,703,000	$ (33,049,000)	$ (43,526,000)	$ (101,844,000)	$ (50,121,000)
Company Selected Measure Amount	594,781,000	540,657,000	476,543,000	408,315,000	273,865,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Total Gross Annual Contract Value
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Rule of 40
Non-GAAP Measure Description	The Compensation Committee determined that revenue is a core measure of the Company’s performance and stockholder value creation. Revenue indirectly impacts the compensation of our NEOs because it is reflected in both the Total Gross Annual Contract Value and
Non-GAAP
	Rule of 40 metrics included in the fiscal 2026 annual cash bonus program.
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
Mr.Desmond [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,089,558
PEO Actually Paid Compensation Amount	$ 3,606,455
PEO Name	Mr. Desmond
Mr.Naud [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,499,099	$ 7,833,548	$ 8,059,437	$ 7,817,083
PEO Actually Paid Compensation Amount		$ 8,939,064	$ 10,271,359	$ 1,794,534	$ 1,340,189
PEO Name		Mr. Naudé	Mr. Naudé	Mr. Naudé	Mr. Naudé
PEO | Mr.Desmond [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,131,229
PEO | Mr.Desmond [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,247,466)
PEO | Mr.Desmond [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,190,678
PEO | Mr.Desmond [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,188)
PEO | Mr.Desmond [Member] | Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,083,356)
PEO | Mr.Naud [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 7,187,741	$ 8,910,634	$ 4,368,307	$ 4,583,000
PEO | Mr.Naud [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		793,565	566,116	(2,826,186)	(3,778,054)
PEO | Mr.Naud [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(70,401)	(104,042)	(648,194)	(407,840)
PEO | Mr.Naud [Member] | Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,470,940)	(6,934,897)	(7,158,830)	(6,874,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,517,293	1,767,160	3,214,179	1,657,027	1,467,614
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,316,447)	369,934	520,201	(1,962,871)	(5,905,740)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	488,837			88,923
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(748,443)	(38,965)	30,634	(412,548)	(151,770)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,255,084)		(684,214)
Non-PEO NEO | Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,853,092)	$ (1,889,900)	$ (2,501,505)	$ (3,317,732)	$ (2,258,633)